Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 435,124	$ 357,459
Accumulated benefit obligation	397,159	330,215
Fair value of plan assets	$ 141,771	$ 141,186